Discontinued operations and assets held for sale - Schedule of discontinued operations and assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets
Trade and other receivables	$ 10,993.2		$ 7,553.2
Cash and cash equivalents	2,881.2	[1]	2,556.6	[1]	$ 1,483.5	[1]	$ 910.1
Total current assets	33,696.9		23,828.5
Non-current assets
Goodwill	237.4		176.5
Intangible assets	98.0		56.5
Property, plant and equipment	34.0		20.8
Right of use asset	76.9		59.9		$ 40.6
Investments	28.5		24.0
Total non-current assets	978.2		484.0
Assets classified as held for sale	357.4		0.0
Liabilities classified as held for sale
Trade and other payables	12,956.4		9,740.4
Current liability	9.9		10.5
Liabilities related to assets classified as held for sale	294.8		0.0
Total net assets	1,263.6		$ 976.9
Discontinued operations
Current assets
Trade and other receivables	338.0
Cash and cash equivalents	13.5
Total current assets	351.5
Non-current assets
Goodwill	2.9
Intangible assets	2.2
Property, plant and equipment	0.1
Right of use asset	0.2
Investments	0.5
Total non-current assets	5.9
Assets classified as held for sale	357.4
Liabilities classified as held for sale
Trade and other payables	294.6
Current liability	0.2
Liabilities related to assets classified as held for sale	294.8
Total net assets	62.6
Current receivables due from related parties	10.4
Current payables to related parties	37.2
Assets excluded from held for sale	$ 212.9

[1]	1.Cash and cash equivalents includes restricted cash of $194.9m at 31 December 2025 (2024: $$173.9m, 2023: $197.7m).